Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	¥ 445,374,376	$ 68,256,611	¥ 451,009,681
Allowance for finance lease receivable	14,360,187	2,200,795	15,561,634
Allowance for other current assets	44,792,004	6,864,675	8,417,241
Guarantee liabilities	203,687,822	31,216,524	211,029,776
Risk assurance liabilities	52,558,773	8,054,984	188,154,210
Share-based compensation	40,910,215	6,269,765	27,686,642
Investment loss under equity method			10,055,140
Lease liabilities	24,966,731	3,826,319
Net operating loss carry forwards	94,886,663	14,542,017	69,462,422
Less: valuation allowance	(701,745,843)	(107,547,256)	(385,481,892)
Total non-current deferred tax assets net of valuation allowance	219,790,928	33,684,434	595,894,854
Net non-current deferred tax assets	154,959,777	23,748,625	290,284,829
Non-current deferred tax liabilities
Contract assets	(15,735,380)	(2,411,552)	(411,735,303)
Right-of-use assets	(26,360,534)	(4,039,929)
Fair value change of short-term investment	(10,230,912)	(1,567,956)
Unacollected revenue	(23,427,601)	(3,590,437)	(72,859,486)
Total non-current deferred tax liabilities	(75,754,427)	(11,609,874)	(484,594,789)
Net non-current deferred tax liabilities	¥ (10,923,276)	$ (1,674,065)	¥ (178,984,764)